OTHER LONG TERM ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Deferred tax assets	$ 2,779	$ 3,014
Government authorities	0	1,688
Other	1,473	865
Other Assets, Noncurrent	$ 4,252	$ 5,567	[1]

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1c).